Summary of significant accounting policies and practices (Details Narrative)	12 Months Ended
	Jun. 30, 2025 USD ($) shares	Jun. 30, 2025 GBP (£) shares	Jun. 30, 2024 GBP (£) shares	Jun. 30, 2023 GBP (£) shares	Jun. 30, 2025 GBP (£)
Property, Plant and Equipment [Line Items]
Accumulated deficit	$ 12,812,179		£ 7,261,982		£ 9,337,516
Working capital deficit	1,915,639		5,074,436		£ 1,396,117
Net cash used in operating activities	$ 685,763	£ 499,782	1,433,326	£ 629,591
Foreign Currency Exchange Rate, Translation	0.7288				0.7288
Warranties description	The Company generally provides limited warranties for work that has been performed under its engineering and construction management contracts; these warranty periods are known as the defect liabilities periods (“DLP”). The DLP typically extends for a duration of one year from the substantial completion of the project for the customer. Historically, warranty claims have not resulted in significant costs.	The Company generally provides limited warranties for work that has been performed under its engineering and construction management contracts; these warranty periods are known as the defect liabilities periods (“DLP”). The DLP typically extends for a duration of one year from the substantial completion of the project for the customer. Historically, warranty claims have not resulted in significant costs.
Revenue, Performance Obligation, Description of Returns and Other Similar Obligations	The Company has no obligations for returns, refunds or similar obligations for its projects with customers.	The Company has no obligations for returns, refunds or similar obligations for its projects with customers.
Standard and Extended Product Warranty Accrual	$ 898		909		£ 655
Description of payment terms	A typical payment term set forth is 30 days from the invoice date.	A typical payment term set forth is 30 days from the invoice date.
Impairment of long-lived assets | £		£ 0	0
Government subsidies amount				£ 38,737
Antidilutive securities | shares	0	0	0	0
UNITED KINGDOM
Property, Plant and Equipment [Line Items]
Value added tax applicable rate	20.00%	20.00%	20.00%	20.00%
Minimum [Member]
Property, Plant and Equipment [Line Items]
Percentage of total contract value	2.00%				2.00%
Maximum [Member]
Property, Plant and Equipment [Line Items]
Percentage of total contract value	5.00%				5.00%